Loss per share calculation (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of loss per share
The loss per share is the quotient of the net loss for the period divided by t
h
e weighted average number of Ordinary Shares outstanding for the year.

	Year Ended December 31,
($000s)	2021	2020	2019
Net loss for the year	$(32,552)	$(26,754)	$(32,423)

Number of ordinary shares issued at December 31	1,010,388,454	832,146,748	717,988,732

Weighted average basic number of ordinary shares	918,847,427	767,069,645	598,392,108
Assumed exercise of share equivalents	21,586,108	6,323,417	1,759,991

Weighted average diluted number of shares	940,433,535	773,393,062	600,152,099
Loss per share for the year (basic and diluted*)	$(0.04)	$(0.03)	$(0.05)

*
The effects of potentially dilutive
O
rdinary
S
hares issuable upon exercise of outstanding subscription rights are not included in the calculation due to the Company’s net losses for the periods presented, as their effect would be anti-dilutive.